                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

               SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION

                            VARIABLE SEPARATE ACCOUNT
                          VARIABLE ANNUITY ACCOUNT ONE
                          VARIABLE ANNUITY ACCOUNT TWO
                          VARIABLE ANNUITY ACCOUNT FOUR
                          VARIABLE ANNUITY ACCOUNT FIVE
                         VARIABLE ANNUITY ACCOUNT SEVEN
                          VARIABLE ANNUITY ACCOUNT NINE

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        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

               SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION

                          FS VARIABLE SEPARATE ACCOUNT
                         FS VARIABLE ANNUITY ACCOUNT ONE
                         FS VARIABLE ANNUITY ACCOUNT TWO
                        FS VARIABLE ANNUITY ACCOUNT FIVE

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     THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN
INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION" IN THE FINANCIAL STATEMENTS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

     WE ARE PROVIDING THIS INFORMATION FOR THE SOLE PURPOSE OF GIVING NOTIFICATION OF THE AVAILABILITY OF CERTAIN FINANCIAL INFORMATION OF AMERICAN INTERNATIONAL GROUP, INC. ("AMERICAN INTERNATIONAL GROUP"), THE PARENT OF THE COMPANY.

     The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2011, File No. 001-08787, was filed on February 23, 2012. On February 27, 2012, a 10-K/A was filed for the purpose of providing audited financial statements of AIA Group Limited.

     American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

     You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

Dated: February 28, 2012


                Please keep this Supplement with your Prospectus.